NOTES RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 22, 2021	Jun. 21, 2021
Common stock par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Ferrox Holdings Ltd. [Member]
Interest rate	7.00%
Common stock par value	$ 0.15
Common shares	833,335
Texas Tech University [Member]
Outstanding paid	$ 100,000
Outstanding debt	$ 184,662